Schedule of Tax Benefit and Effective Income Tax (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal benefit expected at statutory rate						$ (14,375)	$ (19,239)
Federal benefit expected at statutory rate, percentage						21.00%	21.00%
State and local taxes, net of federal benefit						$ (3,429)	$ (4,440)
State and local taxes, net of federal benefit, percentage						5.00%	4.80%
Stock-based compensation						$ 3,894	$ 4,882
Stock-based compensation, percentage						(5.70%)	(5.30%)
Unearned revenue						$ (696)	$ (2,703)
Unearned revenue, percentage						1.00%	3.00%
Interest expense						$ 56	$ 64
Interest expense, percentage						(0.10%)	(0.10%)
Liquidated damages						$ (760)
Liquidated damages, percentage						1.10%	0.00%
Gain upon debt extinguishment							$ (1,201)
Gain upon debt extinguishment, percentage						0.00%	1.30%
Other differences, net						$ (997)	$ 213
Other differences, net, percentage						1.60%	(0.20%)
Valuation allowance						$ 14,959	$ 20,794
Valuation allowance, percentage						21.90%	(22.70%)
Other permanent differences						$ 285	$ (44)
Other permanent differences, percentage						(0.40%)	0.00%
Income tax benefit and effective income tax rate	$ 61	$ 547	$ 168	$ 55	$ (1,180)	$ (1,063)	$ (1,674)
Income tax benefit and effective income tax rate, percentage			0.33%		2.06%	1.60%	1.80%